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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----

This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Davis-Rea Ltd.
              -----------------------------------------------------
Address:      95 St. Clair Avenue West, Suite 1400
              -----------------------------------------------------
              Toronto, ON  M4V 1N6
              -----------------------------------------------------
              CANADA
              -----------------------------------------------------

Form 13F File Number:  28- 13649
                           -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         P. Zachary Curry
              -----------------------------------------------------
Title:        Chief Operating Officer, Portfolio Manager
              -----------------------------------------------------
Phone:        416-961-2494
              -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ P. Zachary Curry          Toronto, Ontario             April 18, 2011
--------------------      ------------------------     ----------------------
 [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:             0
                                            -----------------------

Form 13F Information Table Entry Total:        47
                                            -----------------------

Form 13F Information Table Value Total:        186,229
                                            -----------------------
                                                 (thousands)




List of Other Included Managers: none


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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2         COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS       CUSIP     (x $1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGER    SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES          COM               002824 10 0       273       5569  SH           SOLE       NONE      5569
BCE LTD                      COM NEW           05534B 76 0      8892     214807  SH           SOLE       NONE    214807
BANK OF MONTREAL             COM               063671 10 1      6541      99408  SH           SOLE       NONE     99408
BANK OF NOVA SCOTIA          COM               064149 10 7     10500     171295  SH           SOLE       NONE    171295
BARRICK GOLD                 COM               067901 10 8      7461     143699  SH           SOLE       NONE    143699
BAXTER INT'L                 COM               071813 10 9       285       5304  SH           SOLE       NONE      5304
BHP BILLITON -ADR-           SPONSORED ADR     05545E 20 9      7093      73982  SH           SOLE       NONE     73982
BROOKFIELD ASSET MGT-A LV    CL A LTD VT SH    112585 10 4      4775     148438  SH           SOLE       NONE    148438
CANADIAN PACIFIC RAILWAY     COM               13645T 10 0       410       6362  SH           SOLE       NONE      6362
CDN NATURAL RESOURCES        COM               136385 10 1      1467      29651  SH           SOLE       NONE     29651
CENOVUS ENERGY               COM               15135U 10 9      9206     233285  SH           SOLE       NONE    233285
CDN IMPERIAL BK OF COMMERCE  COM               136069 10 1      1344      15446  SH           SOLE       NONE     15446
CITIGROUP                    COM               172967 10 1       187      42220  SH           SOLE       NONE     42220
CONOCO PHILLIPS              COM               20525C 10 4       208       2600  SH           SOLE       NONE      2600
COTT CORP                    COM               22163N 10 6       420      50000  SH           SOLE       NONE     50000
DANAHER CORP                 COM               235851 10 2      4852      93488  SH           SOLE       NONE     93488
DELCATH SYSTEMS INC.         COM               24661P 10 4        74      10000  SH           SOLE       NONE     10000
ELIZABETH ARDEN              COM               28660G 10 6       332      11051  SH           SOLE       NONE     11051
EMC CORP                     COM               268648 10 2       258       9718  SH           SOLE       NONE      9718
ENBRIDGE                     COM               29250N 10 5     21076     334230  SH           SOLE       NONE    334230
EXXON MOBIL                  COM               30231G 10 2      6674      79325  SH           SOLE       NONE     79325
FEMALE HEALTH                COM               314462 10 2        50      10000  SH           SOLE       NONE     10000
GENERAL ELECTRIC             COM               314462 10 3       301      15007  SH           SOLE       NONE     15007
GOLDCORP INC NEW             COM               380956 40 9      6009     120635  SH           SOLE       NONE    120635
IMPERIAL OIL                 COM NEW           453038 40 8     19104     373435  SH           SOLE       NONE    373435
INTL BUSINESS MACHINES       COM               459200 10 1       501       3072  SH           SOLE       NONE      3072
ISHARES TR INDEX             MSCI EAFE IDX     464287 46 5       493       8202  SH           SOLE       NONE      8202
ISHARES TR INDEX             MSCI EMERG MKT    464287 23 4       426       8750  SH           SOLE       NONE      8750
JAMBA INC                    COM               47023A 10 1       110      50000  SH           SOLE       NONE     50000
JOHNSON & JOHNSON            COM               478160 10 4       281       4740  SH           SOLE       NONE      4740
MANULIFE FINANCIAL           COM               56501R 10 6      2451     138478  SH           SOLE       NONE    138478
MICROSOFT                    COM               594918 10 4       518      20400  SH           SOLE       NONE     20400
ORACLE                       COM               68389X 10 5      4050     121128  SH           SOLE       NONE    121128
PENN WEST ENERGY             COM               707887 10 5      1972      70407  SH           SOLE       NONE     70407
PEPSICO                      COM               713448 10 8      1037      16105  SH           SOLE       NONE     16105
POWERSHARES ETF TRUST        GOLDEN DRAGON USX 73935X 40 1       388      13930  SH           SOLE       NONE     13930
PROCTER & GAMBLE             COM               742718 10 9       664      10780  SH           SOLE       NONE     10780
RESEARCH IN MOTION           COM               760975 10 2       409       7240  SH           SOLE       NONE      7240
ROYAL BK CDA                 COM               780087 10 2     17526     283528  SH           SOLE       NONE    283528
SUN LIFE FINANCIAL           COM               866896 10 5     10532     335453  SH           SOLE       NONE    335453
SUNCOR ENERGY INC NEW        COM               867224 10 7      4476      99917  SH           SOLE       NONE     99917
TECK RESOURCES               CL B              878742 20 4       255       4810  SH           SOLE       NONE      4810
THOMPSON CREEK METALS        COM               884768 10 2       250      20000  SH           SOLE       NONE     20000
3M COMPANY                   COM NEW           88579Y 10 1       234       2500  SH           SOLE       NONE      2500
TIM HORTONS                  COM               88706M 10 3      2724      60132  SH           SOLE       NONE     60132
TORONTO DOMINION BANK        COM NEW           891160 50 9     18164     205451  SH           SOLE       NONE    205451
YAMANA GOLD                  COM               98462Y 10 0       976      78910  SH           SOLE       NONE     78910